Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax benefit computed at the statutory rate			$ (5,119,352)	$ (237,366)
State income tax benefit, net of federal benefit, net of valuation allowance
Foreign rate differential			(6,232)
Foreign losses not benefited			32,407	37,278
Change in federal valuation allowance			299,385	17,151
Change in fair value of derivative liability			4,779,564	120,750
Other permanent items and tax credits			(2,491)
Other non-deductible expenses			22,732	79,734
Provision for income taxes	$ 1,622	$ 1,591	$ 6,013	$ 17,547